Taxation	12 Months Ended
Dec. 31, 2019
Taxation
Taxation
2
2
. Taxation
a)
Value added tax
(“VAT”)
The Group is subject to statutory VAT rate of
 13% prior to
J
uly
 1,

2017
, 11% from July 1, 2017 to April 30, 2018
,
10% from
May
 1,
2018
 to March 31, 2019 and 9% from April 1, 2019 for revenues from sales of audio, video products and books in the PRC.
The Group is subject to statutor
y VAT rate of 17% prior to May 1, 2018
,
 16% from
May
 1,
2018
to March 31, 2019 and 13% from April 1, 2019 for sales of other products in the PRC. The Group is exempted from VAT for revenues from sales of books from January 1, 2014 to December 31, 2020 in comply with relevant VAT regulations of the PRC.
The Group is subject to VAT at the rate of 6% or
 11%/
10%/9% (
11
% prior to
May
 1,
 2018, 10% from May 1, 2018 to March 31,
2019
 and
9% from April 1, 2019) for revenues from logistics services, and 6% for revenues from online advertising and other services.
The Group is also subject to cultural undertaking development fees at the rate of 3% on revenues from online advertising services in the PRC, which is reduced by 50% from July 1, 2019 to December 31, 2024.

b)
Income tax
Cayman Islands
Under the current laws of the Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gains. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.
British Virgin Islands
Under the current laws of the British Virgin Islands, entities incorporated in the British Virgin Islands are not subject to tax on their income or capital gains.
Indonesia
Under the current laws of the Republic of Indonesia, the Group’s subsidiaries in Indonesia are subject to 25% income tax on its taxable income generated from operations in Indonesia.
Hong Kong
Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries incorporated in Hong Kong are subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong for the year of assessment 2017/2018. Commencing from the year of assessment 2018/2019, the first Hong Kong dollars (“HK$”) 2 million of profits earned by its subsidiaries incorporated in Hong Kong will be taxed at half the current tax rate (i.e., 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate. Under the Hong Kong tax laws, the Company is exempted from the Hong Kong income tax on its foreign-derived income. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.
China
Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. Most of the Group’s PRC subsidiaries and consolidated VIEs are subject to the statutory income tax rate of

25%.
The EIT Law and its implementation rules permit certain High and New Technologies Enterprises, or HNTEs, to enjoy a reduced 15% enterprise income tax rate subject to these HNTEs meeting certain qualification criteria. In addition, the relevant EIT laws and regulations also provide that entities recognized as Software Enterprises are able to enjoy a tax holiday consisting of a two-year-
exemption commencing from their first profitable calendar year and a 50% reduction in ordinary tax rate for the following three
calendar years. Beijing Shangke has been entitled to an exemption from income tax for first two years and 50% reduction for the next three years from its first profitable year as a “software enterprise”. It has also been qualified as HNTE and enjoys a preferential income tax rate of 15%. The privileges cannot be applied simultaneously. Beijing Shangke applied the privilege of “software enterprise” and was exempted from income tax in 2017, and enjoyed a preferential income tax rate of 12.5% in 2018 and 2019.
Certain enterprises will benefit from a preferential tax rate of 15% under the EIT Law if they are located in applicable PRC regions as specified in the Catalogue of Encouraged Industries in Western Regions (initially effective through the end of 2010 and further extended to 2020), or the Western Regions Catalogue, subject to certain general restrictions described in the EIT Law and the related regulations. Several entities of the Group are qualified as the enterprises within the Catalogue of Encouraged Industries in Western Regions and enjoyed 15% preferential income tax rate.

According to the relevant laws and regulations in the PRC, enterprises engaging in research and development activities are entitled to claim 150% of their research and development expenses so incurred as tax deductible expenses when determining their assessable profits for that year (“Super Deduction”). The State Taxation Administration of the PRC announced in September 2018 that enterprises engaging in research and development activities would entitle to claim 175% of their research and development expenses as Super Deduction from January 1, 2018 to December 31, 2020.
Withholding tax on undistributed dividends
The
EIT
Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the
PRC be treated as a resident enterprise for
the
PRC tax purposes and consequently be subject to the

PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non-PRC
company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered as
a resident enterprise for
t
he
PRC tax purposes.
The
E
IT law also imposes a withholding income tax of 10% on dividends distribute
d by
a Foreign Investment Enterprise
(“FIE”)

to its
immediate holding company outside of China, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than
5
% (if the foreign investor owns directly at least
25
% of the shares of the FIE). The Company did not record any dividend withholding tax on the retained earnings of its FIEs in the PRC, as the Company intends to reinvest all earnings in China to further expand its business in China, and its FIEs do not intend to declare dividends on the retained earnings to their immediate foreign holding companies.
The components of income/(loss) before tax are as follows:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Income/(loss) before tax
Income/(loss) from China operations	3,681,735	(578,300)	14,177,105
Loss from non-China operations	(3,560,775)	(1,795,378)	(484,573)

Total income/(loss) before tax	120,960	(2,373,678)	13,692,532

Income tax benefits/(expenses) applicable to China operations
Current income tax expenses	(360,603)	(437,326)	(1,269,323)
Deferred tax benefits /(expen ses)	221,010	10,454	(533,117)

Subtotal income tax expenses applicable to China operations	(139,593)	(426,872)	(1,802,440)

Total income tax expenses	(139,593)	(426,872)	(1,802,440)

Reconciliation of difference between the PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2017, 2018 and 2019 is as follows:

	For the year ended December 31,
	2017	2018	2019
Statutory income tax rate	25.0%	25.0%	25.0%
Tax effect of preferential tax rates and tax holiday	(942.7)%	8.3%	(8.1)%
Tax effect of tax-exempt entities	588.6%	(1.9)%	3.7%
Effect on tax rates in different tax jurisdiction	30.5%	2.2%	(3.9)%
Tax effect of non-deductible expenses	536.0%	(42.4)%	5.7%
Tax effect of non-taxable income	(14.0)%	3.8%	(1.0)%
Tax effect of Super Deduction and others	—	53.9%	(13.2)%
Changes in valuation allowance	(120.8)%	(66.7)%	5.0%
Expiration of loss carry forwards	12.8%	(0.2)%	—

Effective tax rates	115.4%	(18.0)%	13.2%

The following table set
s
forth the effect of tax holiday:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Tax holiday effect	1,140,251	198,118	1,115,598
Effect of tax holiday on basic net income/( loss ) per share	0.40	0.07	0.38
Effect of tax holiday on diluted net income/( loss ) per share	0.39	0.07	0.38
c)
Deferred tax assets and deferred tax liabilities

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Deferred tax assets
- Net operating loss carry forwards	1,162,287	2,028,350	2,775,074
- Deferred revenues	299,723	283,824	137,128
- Inventory valuation allowance	124,693	217,215	271,605
- Allowance for doubtful accounts	52,117	88,036	214,932
- Unrealized fair value losses for certain investments	—	482,027	356,259
Less: valuation allowance	(1,480,570)	(2,996,294)	(3,674,442)

Net deferred tax assets	158,250	103,158	80,556

Deferred tax liabilities
- Intangible assets arisen from business combination	882,248	819,032	748,691
- Accelerated tax depreciation and others	—	9,441	590,297

Total deferred tax liabilities	882,248	828,473	1,338,988

As of December 31, 2019, the accumulated net operating loss of RMB5,413,758 of the Company’s subsidiaries incorporated in Singapore and Hong Kong can be carried forward indefinitely to offset future taxable income, the remaining accumulated net operating loss of RMB8,863,674 mainly arose from the Company’s subsidiaries and consolidated VIEs established in the PRC and Indonesia, which can be carried forward to offset future taxable income and will expire during the period from 2020 to 2024.
A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s entities’ operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.
The Group has incurred net accumulated operating losses for income tax purposes since its inception. The Group believes that it is more likely than not that these net accumulated operating losses (except for the net operating loss generated by certain entities in 2017, 2018 and 2019) and other deferred tax assets will not be utilized in the future based on its estimate of the operation performance of these PRC entities. The amount of valuation allowance offset in deferred tax assets as of December 31, 2017, 2018 and 2019 was

RMB1,480,570,
RMB2,996,294 and RMB3,674,442
,
respectively.
The movements of valuation allowance of deferred tax assets are as follows:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of the year	1,626,680	1,480,570	2,996,294
Additions	807,558	2,755,222	7,635,196
Reversals	(953,668)	(1,239,498)	(6,957,048)

Balance at end of the year	1,480,570	2,996,294	3,674,442